UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04894

Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 12/31/13

Item 1. Schedule of Investments.

Franklin Managed Trust

Statement of Investments, December 31, 2013 (unaudited)

Franklin Rising Dividends Fund	Shares	Value
Common Stocks 90.9%
Aerospace & Defense 6.3%
General Dynamics Corp.	1,702,000	$162,626,100
Honeywell International Inc.	3,732,900	341,075,073
United Technologies Corp.	3,957,174	450,326,401
		954,027,574
Automobiles & Components 2.9%
Johnson Controls Inc.	8,651,111	443,801,994

Commercial & Professional Services 0.8%
ABM Industries Inc.	1,145,249	32,742,669
Cintas Corp.	1,484,100	88,437,519
		121,180,188
Consumer Durables & Apparel 1.5%
[a]Kid Brands Inc.	594,253	606,138
Leggett & Platt Inc.	1,097,590	33,959,435
NIKE Inc., B	2,369,000	186,298,160
Superior Uniform Group Inc.	219,200	3,393,216
		224,256,949
Consumer Services 2.9%
Hillenbrand Inc.	1,366,700	40,208,314
[b]Matthews International Corp., A	1,864,470	79,445,067
McDonald's Corp.	3,334,654	323,561,477
		443,214,858
Diversified Financials 0.2%
State Street Corp.	424,000	31,117,360

Electrical Equipment 3.9%
Brady Corp., A	2,534,825	78,402,137
Roper Industries Inc.	3,645,509	505,559,188
		583,961,325
Energy 7.6%
Chevron Corp.	3,934,100	491,408,431
Exxon Mobil Corp.	3,090,700	312,778,840
Occidental Petroleum Corp.	3,572,000	339,697,200
		1,143,884,471
Food & Staples Retailing 4.5%
Wal-Mart Stores Inc.	4,492,864	353,543,468
Walgreen Co.	5,682,452	326,400,043
		679,943,511
Food, Beverage & Tobacco 7.5%
Archer-Daniels-Midland Co.	8,503,400	369,047,560
Bunge Ltd.	3,332,122	273,600,537
McCormick & Co. Inc.	2,276,400	156,889,488
PepsiCo Inc.	3,951,300	327,720,822
		1,127,258,407
Health Care Equipment & Services 10.4%
Abbott Laboratories	3,883,000	148,835,390
Becton, Dickinson and Co.	3,163,516	349,536,883
Hill-Rom Holdings Inc.	749,900	31,000,866
Medtronic Inc.	7,291,000	418,430,490
Stryker Corp.	4,804,727	361,027,187
Teleflex Inc.	1,188,653	111,566,970
West Pharmaceutical Services Inc.	3,141,600	154,126,896
		1,574,524,682
Household & Personal Products 4.2%
Colgate-Palmolive Co.	3,829,210	249,702,784

Quarterly Statement of Investments. | See Notes to Statement of Investments.

Franklin Managed Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)
The Procter & Gamble Co.	4,678,888	380,908,272
		630,611,056
Industrial Conglomerates 0.2%
Carlisle Cos. Inc.	322,529	25,608,803
Insurance 2.6%
Aflac Inc.	851,910	56,907,588
Arthur J. Gallagher & Co.	874,700	41,049,671
The Chubb Corp.	430,000	41,550,900
Erie Indemnity Co., A	1,733,082	126,722,956
Mercury General Corp.	290,519	14,441,699
Old Republic International Corp.	4,380,950	75,659,007
RLI Corp.	426,359	41,518,839
		397,850,660
Machinery 7.4%
Donaldson Co. Inc.	1,012,104	43,986,040
Dover Corp.	4,948,800	477,757,152
Pentair Ltd.	7,712,000	598,991,040
		1,120,734,232
Materials 10.2%
Air Products and Chemicals Inc.	4,055,458	453,319,095
[b]Albemarle Corp.	5,603,025	355,175,755
Bemis Co. Inc.	1,516,389	62,111,293
Ecolab Inc.	1,323,172	137,967,145
Nucor Corp.	958,400	51,159,392
Praxair Inc.	3,670,697	477,300,731
		1,537,033,411
Media 1.3%
[b]John Wiley & Sons Inc., A	3,600,224	198,732,365
Pharmaceuticals, Biotechnology & Life Sciences 5.1%
AbbVie Inc.	2,916,000	153,993,960
Johnson & Johnson	5,654,800	517,923,132
Pfizer Inc.	3,083,800	94,456,794
		766,373,886
Retailing 5.3%
Family Dollar Stores Inc.	4,433,340	288,034,100
Ross Stores Inc.	1,965,000	147,237,450
Target Corp.	5,666,000	358,487,820
		793,759,370
Semiconductors & Semiconductor Equipment 0.4%
Cohu Inc.	68,100	715,050
Texas Instruments Inc.	1,440,800	63,265,528
		63,980,578
Software & Services 3.2%
International Business Machines Corp.	2,533,500	475,208,595
Technology Hardware & Equipment 2.4%
QUALCOMM Inc.	4,914,600	364,909,050
Trading Companies & Distributors 0.0%†
W.W. Grainger Inc.	22,500	5,746,950
Transportation 0.1%
United Parcel Service Inc., B	156,098	16,402,778

Total Common Stocks (Cost $9,425,862,081)		13,724,123,053

Short Term Investments (Cost $1,361,340,979) 9.0%
Money Market Funds 9.0%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	1,361,340,979	1,361,340,979

Franklin Managed Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Total Investments (Cost $10,787,203,060) 99.9%	15,085,464,032
Other Assets, less Liabilities 0.1%	14,980,805
Net Assets 100.0%	$15,100,444,837

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 4 regarding holdings of 5% voting securities.
c The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

Franklin Managed Trust

Notes to Statement of Investments (unaudited)

Franklin Rising Dividends Fund

1. ORGANIZATION

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At December 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments		$10,787,369,298

Unrealized appreciation		$4,326,323,094
Unrealized depreciation		(28,228,360)
Net unrealized appreciation (depreciation)		$4,298,094,734

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the three months ended December 31, 2013, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment Realized Capital
Name of Issuer	of Period	Additions	Reductions	period	period	Income	Gain (Loss)
Non-Controlled Affiliates
Albemarle Corp.	5,283,025	320,000	-	5,603,025	$355,175,755	$1,267,926	$-
John Wiley & Sons Inc., A	3,387,309	212,915	-	3,600,224	198,732,365	900,056	-
Matthews International Corp., A	1,680,602	183,868	-	1,864,470	79,445,067	202,611	-
Total Affiliated Securities (Value is 4.19% of Net Assets)					$633,353,187	$2,370,593	$-

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
·	Level 1 – quoted prices in active markets for identical financial instruments
·	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
·	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2013, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 27, 2014

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

      Chief Accounting Officer

Date: February 27, 2014